Average Annual Total Returns - Ashmore Emerging Markets Total Return Fund	Institutional 1-Year	Institutional 5-Year	Institutional 10-Year	Institutional Inception Date	Institutional Return After Taxes on Distributions 1-Year	Institutional Return After Taxes on Distributions 5-Year	Institutional Return After Taxes on Distributions 10-Year	Institutional Return After Taxes on Distributions Inception Date	Institutional Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares 10-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Institutional JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Institutional JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Institutional JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes) 10-Year	Institutional JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Institutional JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Institutional JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes) 10-Year	Institutional JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Institutional JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Institutional JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) 10-Year	Institutional 50/25/25 Composite Index (reflects no deduction for fees, expenses, or taxes) 1-Year		Institutional 50/25/25 Composite Index (reflects no deduction for fees, expenses, or taxes) 5-Year		Institutional 50/25/25 Composite Index (reflects no deduction for fees, expenses, or taxes) 10-Year		Class A 1-Year	Class A 5-Year	Class A Since Inception	Class A Inception Date	Class C 1-Year	Class C 5-Year	Class C Since Inception	Class C Inception Date	Class C JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Class C JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Class C JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Class C JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Class C JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Class C JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Class C JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Class C JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Class C JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Class C 50/25/25 Composite Index (reflects no deduction for fees, expenses, or taxes) 1-Year		Class C 50/25/25 Composite Index (reflects no deduction for fees, expenses, or taxes) 5-Year		Class C 50/25/25 Composite Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	2.45%	7.24%	3.49%	Dec. 08, 2010	1.84%	5.12%	1.60%	Dec. 08, 2010	1.44%	4.64%	1.83%	Dec. 08, 2010	5.26%	7.08%	6.22%	1.73%	3.62%	0.24%	2.69%	6.71%	1.49%	3.86%	[1]	6.19%	[1]	3.58%	[1]	2.19%	7.00%	2.74%	May 12, 2011	1.37%	6.18%	1.96%	May 12, 2011	5.26%	7.08%	6.10%	1.73%	3.62%	(0.18%)	2.69%	6.71%	1.03%	3.86%	[1]	6.19%	[1]	3.29%	[1]

[1]	The composition of the 50/25/25 Composite Index is as follows: 50% JP Morgan EMBI GD Index, 25% JP Morgan ELMI+ Index and 25% JP Morgan GBI-EM GD Index.